COMMITMENTS AND CONTINGENCIES - Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Revenue	$ 180,313	$ 109,715	$ 182,283
VIE's Kindergartens
COMMITMENTS AND CONTINGENCIES
Revenue	$ 0	$ 6,110	$ 9,559